UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals – 9.9%
Agrium, Inc.(a)	76,200	$6,658,356
Air Products & Chemicals, Inc.	92,900	8,243,017
Celanese Corp., Series A	97,600	5,380,688
The Dow Chemical Co.	173,025	6,033,382
E.I. du Pont de Nemours & Co.(a)	356,579	18,335,292
Monsanto Co.(a)	71,400	5,246,472
The Mosaic Co.(a)	20,200	1,428,544
Olin Corp.(a)	180,200	3,767,982
Potash Corp. of Saskatchewan, Inc.(a)	189,300	10,943,433
Praxair, Inc.(a)	161,900	16,779,316

		82,816,482

Containers & Packaging – 1.1%
Temple-Inland, Inc.(a)	306,383	9,197,618

Energy Equipment & Services – 6.8%
Basic Energy Services, Inc.(a)(b)	44,400	1,438,116
Calfrac Well Services Ltd.	16,500	627,050
Core Laboratories NV	114,500	12,443,860
Halliburton Co.(a)	172,800	9,457,344
Key Energy Services, Inc.(a)(b)	250,100	4,874,449
Noble Corp.(a)	79,102	2,916,491
Patterson-UTI Energy, Inc.(a)	69,600	2,264,088
Schlumberger Ltd.(a)	142,500	12,877,725
Seadrill Ltd.	92,877	3,232,874
Technip SA	26,900	2,945,451
Trican Well Service Ltd.	142,300	3,724,866

		56,802,314

Machinery – 3.5%
Caterpillar, Inc.(a)	235,200	23,235,408
Deere & Co.(a)	75,300	5,911,803

		29,147,211

Metals & Mining – 43.7%
African Rainbow Minerals Ltd.	278,750	7,865,569
Agnico-Eagle Mines Ltd.(a)	106,950	5,962,464
Alamos Gold, Inc.	455,000	8,062,327
Alcoa, Inc.(a)	280,450	4,131,030
Allegheny Technologies, Inc.(a)	38,600	2,246,134
Alumina Ltd.	2,021,066	4,811,081
Anglo American Plc	97,945	4,635,986
Anglo Platinum Ltd.	50,444	4,311,541
Barrick Gold Corp.(a)	97,700	4,647,589
BHP Billiton Plc	878,600	32,819,998
Carpenter Technology Corp.	40,666	2,335,855
Cia de Minas Buenaventura SA - ADR(a)	281,100	11,508,234
Cliffs Natural Resources, Inc.(a)	27,500	2,470,050
Detour Gold Corp.(b)	94,000	2,954,440
Eramet	15,150	4,215,665
First Quantum Minerals Ltd.	106,000	14,695,442
Freeport-McMoRan Copper & Gold, Inc.(a)	125,700	6,657,072
Fresnillo Plc	475,000	13,627,892
Goldcorp, Inc.(a)	171,450	8,197,026
Harry Winston Diamond Corp.(b)	142,600	2,220,826
IAMGOLD Corp.	96,500	1,931,111
Iluka Resources Ltd.	1,200,686	23,406,859
Impala Platinum Holdings Ltd.	510,200	13,029,679
Industrias Penoles SAB de CV	513,569	22,135,803
Jiangxi Copper Co. Ltd., Class H	1,621,500	5,693,061
Kazakhmys Plc	251,400	5,522,720
Minara Resources Ltd.	1,560,000	1,145,271
Minsur SA	3,846,986	5,408,990
MMC Norilsk Nickel OJSC - ADR(b)	12,823	341,684
Newcrest Mining Ltd.	137,885	6,012,760
Newmont Mining Corp.(a)	67,550	3,756,456
OZ Minerals Ltd.	559,459	8,353,862
Rio Tinto Plc	517,104	36,501,559
Southern Copper Corp.(a)	75,400	2,575,664
Straits Resources Ltd.(b)	692,629	598,523
Teck Resources Ltd., Class B	288,400	14,289,451
United States Steel Corp.(a)	39,900	1,595,601
Vale SA - ADR(a)	725,300	23,528,732
Vedanta Resources Plc	432,700	12,510,029
Xstrata Plc	1,177,996	24,853,683
Zijin Mining Group Co. Ltd.	6,231,731	3,368,599

		364,936,318

Oil, Gas & Consumable Fuels – 28.0%
Alpha Natural Resources, Inc.(a)(b)	364,112	15,551,224
Angle Energy, Inc.(b)	183,800	1,844,829
Apache Corp.(a)	93,200	11,530,704
Arch Coal, Inc.(a)	83,000	2,124,800
Bill Barrett Corp.(b)	71,300	3,547,888
BP Plc - ADR(a)	83,200	3,780,608
Cenovus Energy, Inc.(a)	117,600	4,509,960
Chesapeake Energy Corp.(a)	160,100	5,499,435
Coal & Allied Industries Ltd.	15,000	1,689,591
ConocoPhillips(a)	22,400	1,612,576
Consol Energy, Inc.	227,279	12,182,154
Continental Resources, Inc.(a)(b)	49,300	3,381,487
Crescent Point Energy Corp.	161,424	7,256,435
Denbury Resources, Inc.(a)(b)	334,500	6,462,540
Energy XXI (Bermuda) Ltd.(a)(b)	137,500	4,511,375
EOG Resources, Inc.(a)	99,000	10,098,000
EQT Corp.	144,000	9,141,120
Forest Oil Corp.(a)(b)	143,000	3,718,000
Galleon Energy, Inc., Class A(b)	317,400	1,139,444
Gasco Energy, Inc.(b)(c)	579,700	162,316
Hess Corp.(a)	51,300	3,517,128
James River Coal Co.(a)(b)	159,500	3,024,120
Kosmos Energy Ltd.	100,000	1,519,000
Newfield Exploration Co.(a)(b)	69,400	4,678,948
Noble Energy, Inc.(a)	76,800	7,655,424
Occidental Petroleum Corp.(a)	111,100	10,907,798
OGX Petroleo e Gas Participacoes SA(b)	401,100	3,344,116
Patriot Coal Corp.(a)(b)	122,460	2,315,719
Peabody Energy Corp.(a)	172,300	9,902,081
Penn West Petroleum Ltd.(a)	337,100	7,520,701
PetroBakken Energy Ltd., Class A	36,600	538,590
PetroChina Co. Ltd. - ADR(a)	14,500	2,062,335
Petrohawk Energy Corp.(a)(b)	157,400	6,011,106
Plains Exploration & Production Co.(a)(b)	157,100	6,128,471
Premier Oil Plc(b)	450,800	2,991,570
QEP Resources, Inc.	112,100	4,913,343
Range Resources Corp.(a)	102,400	6,672,384
Rex Energy Corp.(a)(b)	140,100	1,550,907
Southwestern Energy Co.(a)(b)	147,600	6,577,056
Statoil ASA	196,000	4,830,751
Suncor Energy, Inc.(a)	136,300	5,209,386
Talisman Energy, Inc.(a)	312,200	5,697,650
Ultra Petroleum Corp.(a)(b)	82,800	3,876,696
Whiting Petroleum Corp.(a)(b)	219,000	12,833,400

		234,023,166

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Paper & Forest Products – 5.0%
Fibria Celulose SA - ADR(a)	315,600	$3,774,576
International Paper Co.(a)	409,400	12,159,180
MeadWestvaco Corp.(a)	440,500	13,717,170
Mondi Plc	322,512	3,154,899
Weyerhaeuser Co.(a)	466,900	9,333,323

		42,139,148

Total Long-Term Investments (Cost – $611,082,981) – 98.0%		819,062,257

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(d)(e)	17,431,654	17,431,654
BlackRock Liquidity Series, LLC Money Market Series,
0.09%(d)(e)(f)	$5,900	5,900

Total Short-Term Securities (Cost – $17,437,554) – 2.1%		17,437,554

Total Investments Before Outstanding Options Written (Cost – $628,520,535*) – 100.1%		836,499,811

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.5)%
Agnico-Eagle Mines Ltd., Strike Price USD 67.50, Expires 8/22/11	350	(3,325)
Agrium, Inc.:
Strike Price USD 90, Expires 8/22/11	100	(17,250)
Strike Price USD 85, Expires 8/22/11	152	(65,360)
Alcoa, Inc.:
Strike Price USD 16, Expires 8/22/11	400	(4,800)
Strike Price USD 15, Expires 8/22/11	110	(4,015)
Strike Price USD 17, Expires 9/19/11	200	(2,400)
Strike Price USD 16, Expires 9/19/11	200	(5,400)
Allegheny Technologies, Inc., Strike Price USD 67.50, Expires 9/19/11	120	(9,900)
Alpha Natural Resources, Inc.:
Strike Price USD 49, Expires 8/22/11	100	(2,850)
Strike Price USD 46, Expires 8/22/11	205	(16,605)
Strike Price USD 47, Expires 8/22/11	200	(11,700)
Apache Corp., Strike Price USD 120, Expires 8/22/11	310	(190,650)
Arch Coal, Inc.:
Strike Price USD 27, Expires 8/22/11	135	(7,222)
Strike Price USD 28, Expires 8/22/11	135	(3,915)
Barrick Gold Corp., Strike Price USD 50, Expires 9/19/11	325	(34,450)
Basic Energy Services, Inc., Strike Price USD 35, Expires 8/22/11	145	(11,238)
BP Plc - ADR:
Strike Price USD 45, Expires 8/22/11	145	(17,472)
Strike Price USD 46, Expires 8/22/11	145	(10,802)
Caterpillar, Inc.:
Strike Price USD 100, Expires 8/22/11	180	(51,750)
Strike Price USD 111, Expires 8/22/11	225	(7,395)
Strike Price USD 110, Expires 8/22/11	70	(3,115)
Strike Price USD 110, Expires 11/21/11	175	(56,000)
Strike Price USD 115, Expires 11/21/11	175	(36,138)
Cenovus Energy, Inc., Strike Price USD 40, Expires 9/19/11	385	(39,463)
Chesapeake Energy Corp.:
Strike Price USD 29, Expires 8/22/11	265	(145,088)
Strike Price USD 30, Expires 8/22/11	265	(120,575)
Cia de Minas Buenaventura SA - ADR:
Strike Price USD 38, Expires 8/22/11	465	(141,825)
Strike Price USD 38, Expires 9/19/11	465	(176,700)
Cliffs Natural Resources, Inc., Strike Price USD 100, Expires 9/19/11	90	(14,580)
ConocoPhillips, Strike Price USD 77.50, Expires 9/19/11	75	(5,738)
Continental Resources, Inc.:
Strike Price USD 65, Expires 8/22/11	90	(44,550)
Strike Price USD 70, Expires 9/19/11	75	(24,000)
Deere & Co., Strike Price USD 82.50, Expires 8/22/11	260	(31,980)
Denbury Resources, Inc.:
Strike Price USD 20, Expires 8/22/11	715	(37,538)
Strike Price USD 20, Expires 9/19/11	385	(33,688)
E.I. du Pont de Nemours & Co., Strike Price USD 55, Expires 8/22/11	700	(12,950)
Energy XXI (Bermuda) Ltd.:
Strike Price USD 35, Expires 8/22/11	75	(5,812)
Strike Price USD 33, Expires 8/22/11	155	(24,412)
Strike Price USD 36, Expires 9/19/11	75	(9,000)
EOG Resources, Inc.:
Strike Price USD 105, Expires 8/22/11	300	(67,200)
Strike Price USD 110, Expires 8/22/11	50	(4,375)
Fibria Celulose SA - ADR, Strike Price USD 12.50, Expires 9/19/11	520	(23,400)
Forest Oil Corp.:
Strike Price USD 27, Expires 8/22/11	235	(21,738)
Strike Price USD 28, Expires 8/22/11	235	(15,275)
Freeport-McMoRan Copper & Gold, Inc.:
Strike Price USD 50, Expires 8/22/11	105	(41,475)
Strike Price USD 55, Expires 8/22/11	315	(38,115)
Strike Price USD 60, Expires 9/19/11	40	(3,040)
Goldcorp, Inc.:
Strike Price USD 48, Expires 8/22/11	275	(41,665)
Strike Price USD 57.50, Expires 9/19/11	290	(7,975)
Halliburton Co., Strike Price USD 57.50, Expires 8/22/11	50	(4,475)
Hess Corp., Strike Price USD 75, Expires 8/22/11	170	(8,245)
International Paper Co.:
Strike Price USD 28, Expires 8/22/11	470	(95,175)
Strike Price USD 29, Expires 8/22/11	470	(61,805)
Strike Price USD 31, Expires 8/22/11	420	(17,010)
James River Coal Co.:
Strike Price USD 22, Expires 8/22/11	314	(6,280)
Strike Price USD 23, Expires 8/22/11	210	(3,150)
Strike Price USD 24, Expires 9/19/11	30	(525)
Key Energy Services, Inc., Strike Price USD 20, Expires 9/19/11	615	(63,038)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
MeadWestvaco Corp.:
Strike Price USD 35, Expires 8/22/11	500	$(5,000)
Strike Price USD 35, Expires 9/19/11	455	(7,963)
Monsanto Co., Strike Price USD 75, Expires 9/19/11	235	(54,873)
The Mosaic Co., Strike Price USD 70, Expires 8/22/11	70	(20,020)
Newfield Exploration Co., Strike Price USD 75, Expires 9/19/11	240	(24,600)
Newmont Mining Corp., Strike Price USD 60, Expires 9/19/11	225	(18,000)
Noble Corp., Strike Price USD 38, Expires 8/22/11	140	(8,610)
Noble Energy, Inc., Strike Price USD 95, Expires 8/22/11	250	(143,750)
Occidental Petroleum Corp.:
Strike Price USD 105, Expires 8/22/11	100	(8,150)
Strike Price USD 110, Expires 8/22/11	125	(3,188)
Olin Corp., Strike Price USD 22.50, Expires 8/22/11	600	(9,000)
Patriot Coal Corp.:
Strike Price USD 22, Expires 8/22/11	320	(6,080)
Strike Price USD 25, Expires 8/22/11	85	(468)
Patterson-UTI Energy, Inc., Strike Price USD 35, Expires 9/19/11	230	(24,725)
Peabody Energy Corp., Strike Price USD 57.50, Expires 8/22/11	370	(75,850)
Penn West Petroleum Ltd.:
Strike Price USD 23, Expires 8/22/11	555	(16,650)
Strike Price USD 24, Expires 8/22/11	560	(4,200)
PetroChina Co. Ltd. - ADR, Strike Price USD 150, Expires 8/22/11	50	(4,875)
Petrohawk Energy Corp.:
Strike Price USD 27, Expires 8/22/11	50	(56,125)
Strike Price USD 25, Expires 8/22/11	100	(131,750)
Strike Price USD 26, Expires 8/22/11	246	(299,505)
Pitney Bowes, Inc., Strike Price USD 39, Expires 8/22/11	120	(4,140)
Plains Exploration & Production Co., Strike Price USD 40, Expires 9/19/11	518	(103,082)
Potash Corp. of Saskatchewan, Inc.:
Strike Price USD 55, Expires 8/22/11	315	(116,550)
Strike Price USD 57.50, Expires 8/22/11	315	(67,410)
Praxair, Inc.:
Strike Price USD 105, Expires 8/22/11	270	(41,175)
Strike Price USD 115, Expires 8/22/11	41	(410)
Strike Price USD 110, Expires 9/19/11	225	(16,875)
Range Resources Corp.:
Strike Price USD 55, Expires 8/22/11	145	(150,075)
Strike Price USD 62.50, Expires 9/19/11	195	(101,400)
Rex Energy Corp., Strike Price USD 12.50, Expires 8/22/11	500	(10,000)
Schlumberger Ltd.:
Strike Price USD 92.50, Expires 11/21/11	500	(272,500)
Strike Price USD 105, Expires 11/21/11	50	(7,975)
Southern Copper Corp., Strike Price USD 37, Expires 9/19/11	250	(16,250)
Southwestern Energy Co., Strike Price USD 45, Expires 8/22/11	128	(17,216)
Suncor Energy, Inc.:
Strike Price USD 41, Expires 8/22/11	35	(1,120)
Strike Price USD 40, Expires 8/22/11	380	(20,900)
Strike Price USD 41, Expires 9/19/11	35	(2,782)
Talisman Energy, Inc., Strike Price USD 20, Expires 8/22/11	1,030	(10,300)
Temple-Inland, Inc.:
Strike Price USD 31, Expires 8/22/11	470	(11,750)
Strike Price USD 32, Expires 9/19/11	540	(14,850)
Ultra Petroleum Corp.:
Strike Price USD 47, Expires 8/22/11	110	(16,500)
Strike Price USD 48, Expires 9/19/11	165	(28,463)
United States Steel Corp., Strike Price USD 45, Expires 9/19/11	130	(9,620)
Vale SA - ADR:
Strike Price USD 32, Expires 8/20/11	800	(88,400)
Strike Price USD 33, Expires 8/22/11	450	(26,775)
Strike Price USD 32, Expires 9/19/11	700	(103,600)
Strike Price USD 33, Expires 9/19/11	450	(44,775)
Weyerhaeuser Co.:
Strike Price USD 22, Expires 8/22/11	425	(5,313)
Strike Price USD 23, Expires 8/22/11	425	(4,250)
Whiting Petroleum Corp.:
Strike Price USD 55, Expires 8/22/11	60	(27,600)
Strike Price USD 57.50, Expires 8/22/11	220	(64,350)
Strike Price USD 62.50, Expires 8/22/11	150	(13,875)

Total Exchange-Traded Call Options Written		(4,309,275)

Over-the-Counter Call Options Written – (0.8)%
African Rainbow Minerals Ltd.:
Strike Price ZAR 192.55, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	46,000	(18,652)
Strike Price ZAR 191.55, Expires 9/13/11, Broker UBS Securities LLC	46,000	(38,046)
Alamos Gold, Inc.:
Strike Price CAD 16, Expires 8/22/11, Broker T.D. Securities	2,400	(307,708)
Strike Price CAD 17, Expires 8/22/11, Broker T.D. Securities	2,150	(135,015)
Alpha Natural Resources, Inc.:
Strike Price USD 50.87, Expires 8/08/11, Broker Morgan Stanley & Co., Inc.	53,000	(552)
Strike Price USD 50.13, Expires 11/01/11, Broker Deutsche Bank Securities Corp.	10,000	(17,015)
Alumina Ltd.:
Strike Price AUD 2.17, Expires 8/16/11, Broker Citigroup Global Markets, Inc.	493,700	(34,707)
Strike Price AUD 2.21, Expires 8/16/11, Broker Citigroup Global Markets, Inc.	173,500	(8,676)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Angle Energy, Inc.:
Strike Price CAD 9.62, Expires 8/11/11, Broker Morgan Stanley & Co., Inc.	30,500	$(8,390)
Strike Price CAD 9.43, Expires 8/25/11, Broker Deutsche Bank Securities Corp.	30,000	(15,144)
Anglo American Platinum Ltd., Strike Price ZAR 606.51, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	16,700	(19,143)
Anglo American Plc, Strike Price GBP 30.04, Expires 9/13/11, Broker Societe General Securities Corp.	32,400	(42,656)
BHP Billiton Plc, Strike Price GBP 23.88, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	290,000	(194,977)
Bill Barrett Corp., Strike Price USD 47.95, Expires 8/15/11, Broker Citigroup Global Markets, Inc.	23,500	(63,113)
Carpenter Technology Corp., Strike Price USD 51.82, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	14,000	(78,736)
Celanese Corp., Strike Price USD 49.30, Expires 8/03/11, Broker JPMorgan Chase Securities	33,000	(192,522)
Coal & Allied Industries Ltd., Strike Price AUD 104.99, Expires 9/07/11, Broker Citigroup Global Markets, Inc.	5,000	(12,277)
Consol Energy, Inc., Strike Price USD 54.39, Expires 11/04/11, Broker UBS Securities LLC	75,000	(295,821)
Core Laboratories NV:
Strike Price USD 110.82, Expires 8/15/11, Broker Morgan Stanley & Co., Inc.	14,500	(23,398)
Strike Price USD 117.15, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	23,500	(11,935)
Crescent Point Energy Corp.:
Strike Price CAD 44, Expires 8/22/11, Broker Bank of Montreal	147	(6,154)
Strike Price CAD 44, Expires 9/19/11, Broker Bank of Montreal	390	(30,614)
Detour Gold Corp., Strike Price CAD 30, Expires 8/22/11, Broker T.D. Securities	310	(33,257)
The Dow Chemical Co.:
Strike Price USD 35.46, Expires 8/01/11, Broker Morgan Stanley & Co., Inc.	5,000	–
Strike Price USD 35.14, Expires 8/03/11, Broker Goldman Sachs & Co.	57,000	(19,709)
E.I. du Pont de Nemours & Co., Strike Price USD 55.02, Expires 9/06/11, Broker Goldman Sachs & Co.	6,700	(3,010)
Energy XXI (Bermuda) Ltd., Strike Price USD 31.02, Expires 8/11/11, Broker Morgan Stanley & Co., Inc.	15,000	(35,064)
EQT Corp.:
Strike Price USD 55.05, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	33,000	(278,190)
Strike Price USD 50.99, Expires 8/08/11, Broker Citigroup Global Markets, Inc.	14,500	(181,062)
Eramet:
Strike Price EUR 230.89, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	2,500	(16)
Strike Price EUR 209.46, Expires 9/13/11, Broker UBS Securities LLC	2,500	(6,711)
Fibria Celulose SA - ADR, Strike Price USD 13.53, Expires 8/26/11, Broker Morgan Stanley & Co., Inc.	52,000	(1,870)
First Quantum Minerals Ltd., Strike Price CAD 135, Expires 8/22/11, Broker T.D. Securities	350	(211,550)
Fresnillo Plc:
Strike Price GBP 14.33, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	82,500	(426,405)
Strike Price GBP 16.69, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	74,300	(174,351)
Halliburton Co.:
Strike Price USD 48.50, Expires 8/02/11, Broker Banc of America Securities	29,000	(180,670)
Strike Price USD 55.47, Expires 11/03/11, Broker UBS Securities LLC	28,000	(104,720)
Harry Winston Diamond Corp., Strike Price CAD 17, Expires 9/19/11, Broker Bank of Montreal	470	(10,822)
IAMGOLD Corp.:
Strike Price CAD 19, Expires 8/22/11, Broker T.D. Securities	160	(13,146)
Strike Price CAD 20, Expires 8/22/11, Broker T.D. Securities	160	(6,615)
Iluka Resources Ltd., Strike Price AUD 17.11, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	396,300	(620,129)
Impala Platinum Holdings Ltd., Strike Price ZAR 180.72, Expires 9/13/11, Broker UBS Securities LLC	168,000	(76,608)
Industrias Penoles SAB de CV:
Strike Price MXN 427.22, Expires 8/03/11, Broker Goldman Sachs & Co.	41,500	(278,975)
Strike Price MXN 453.15, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	42,700	(193,215)
Strike Price MXN 436.83, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	42,700	(255,629)
Strike Price MXN 528.23, Expires 9/14/11, Broker Citigroup Global Markets, Inc.	42,700	(46,362)
Jiangxi Copper Co. Ltd., Class H, Strike Price HKD 26.40, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	535,000	(128,274)
Kazakhmys Plc, Strike Price GBP 13.60, Expires 9/13/11, Broker UBS Securities LLC	83,000	(78,055)
Key Energy Services, Inc., Strike Price USD 17.14, Expires 8/22/11, Broker Banc of America Securities	21,000	(50,081)
Kosmos Energy Ltd., Strike Price USD 18.30, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	18,000	(1)
MeadWestvaco Corp., Strike Price USD 33.79, Expires 8/31/11, Broker Morgan Stanley & Co., Inc.	50,000	(6,877)

4	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Minara Resources Ltd.:
Strike Price AUD 0.75, Expires 8/16/11, Broker Citigroup Global Markets, Inc.	259,500	$(69)
Strike Price AUD 0.74, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	255,300	(3,082)
Minsur SA:
Strike Price PEN 4.13, Expires 8/02/11, Broker Credit Suisse First Boston	319,500	(2,936)
Strike Price PEN 3.18, Expires 8/17/11, Broker Credit Suisse First Boston	319,500	(81,568)
Strike Price PEN 4, Expires 9/14/11, Broker Citigroup Global Markets, Inc.	639,000	(73,766)
MMC Norilsk Nickel OJSC - ADR, Strike Price USD 27.14, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	4,300	(1,835)
Mondi Plc, Strike Price GBP 6.25, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	107,000	(17,703)
Newcrest Mining Ltd., Strike Price AUD 39.12, Expires 9/07/11, Broker JPMorgan Chase Securities	45,500	(76,163)
Occidental Petroleum Corp., Strike Price USD 107.19, Expires 9/06/11, Broker Goldman Sachs & Co.	12,000	(11,799)
OGX Petroleo e Gas Participacoes SA, Strike Price BRL 14.05, Expires 9/14/11, Broker Citigroup Global Markets, Inc.	132,400	(50,842)
OZ Minerals Ltd., Strike Price AUD 13.39, Expires 9/07/11, Broker Citigroup Global Markets, Inc.	184,700	(156,978)
Peabody Energy Corp., Strike Price USD 66.96, Expires 8/01/11, Broker Citigroup Global Markets, Inc.	20,000	–
Petrobakken Energy Ltd., Strike Price CAD 15, Expires 8/22/11, Broker Bank of Montreal	120	(2,826)
Petrohawk Energy Corp., Strike Price USD 25.92, Expires 8/10/11, Broker Morgan Stanley & Co., Inc.	6,000	(73,631)
Premier Oil Plc, Strike Price GBP 4.07, Expires 9/13/11, Broker UBS Securities LLC	148,800	(38,700)
QEP Resources, Inc.:
Strike Price USD 43.50, Expires 8/08/11, Broker Banc of America Securities	22,000	(14,725)
Strike Price USD 41.84, Expires 8/12/11, Broker Deutsche Bank Securities Corp.	16,000	(36,055)
Rio Tinto Plc, Strike Price GBP 44.65, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	171,000	(267,492)
Seadrill Ltd., Strike Price NOK 194.32, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	30,700	(7,157)
Southwestern Energy Co.:
Strike Price USD 41.82, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	18,000	(51,015)
Strike Price USD 42.23, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	18,000	(44,506)
Statoil ASA, Strike Price NOK 137.25, Expires 9/13/11, Broker UBS Securities LLC	65,000	(23,901)
Technip SA, Strike Price EUR 77.64, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	8,900	(17,784)
Teck Resources Ltd., Class B:
Strike Price CAD 50, Expires 8/22/11, Broker Bank of Montreal	500	(37,417)
Strike Price CAD 53, Expires 8/22/11, Broker T.D. Securities	500	(12,036)
Trican Well Service Ltd., Strike Price CAD 26, Expires 9/19/11, Broker T.D. Securities	470	(43,043)
Vedanta Resources Plc, Strike Price GBP 18.68, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	143,000	(103,165)
Weyerhaeuser Co., Strike Price USD 22.41, Expires 8/29/11, Broker Deutsche Bank Securities Corp.	69,000	(7,771)
Whiting Petroleum Corp.:
Strike Price USD 67.22, Expires 8/01/11, Broker JPMorgan Chase Securities	16,000	–
Strike Price USD 63.88, Expires 11/02/11, Broker Deutsche Bank Securities Corp.	19,000	(51,031)
Xstrata Plc, Strike Price GBP 12.74, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	390,000	(182,678)
Zijin Mining Group Co. Ltd., Strike Price HKD 4.17, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	2,056,000	(51,432)

Total Over-the-Counter Call Options Written		(6,519,731)

Total Options Written (Premiums Received– $9,596,175) – (1.3)%		(10,829,006)

Total Investments Net of Outstanding Options Written – 98.8%		825,670,805
Other Assets Less Liabilities – 1.2%		9,948,547

Net Assets – 100.0%		$835,619,352

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$665,847,784

Gross unrealized appreciation	$222,579,880
Gross unrealized depreciation	(51,927,853)

Net unrealized appreciation	$170,652,027

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

JULY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Net Activity	Shares/ Beneficial Interest Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	22,448,837	(5,017,183)	17,431,654	$193	$22,915
BlackRock Liquidity Series, LLC, Money Market Series	$2,250,000	$(2,244,100)	$5,900	–	$2,985

(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,035	EUR	16,000	Deutsche Bank Securities Corp.	8/03/11	$46
USD	45,940	HKD	358,000	UBS Securities LLC	8/02/11	6
USD	53,076	NOK	288,000	RBS Securities, Inc.	8/02/11	(413)

Total						$(361)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$82,816,482	–	–	$82,816,482
Containers & Packaging	9,197,618	–	–	9,197,618
Energy Equipment & Services	50,623,989	$6,178,325	–	56,802,314
Machinery	29,147,211	–	–	29,147,211
Metals & Mining	151,310,297	213,626,021	–	364,936,318
Oil, Gas & Consumable Fuels	226,200,845	7,822,321	–	234,023,166
Paper & Forest Products	38,984,249	3,154,899	–	42,139,148
Short-Term Securities	17,431,654	5,900	–	17,437,554

Total	$605,712,345	$230,787,466	–	$836,499,811

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$52	–	–	$52
Liabilities:
Equity contracts	(5,110,412)	$(5,718,594)	–	(10,829,006)
Foreign currency exchange contracts	(413)	–	–	(413)

Total	$(5,110,773)	$(5,718,594)	–	$(10,829,367)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

6	JULY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Real Asset Equity Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Real Asset Equity Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Real Asset Equity Trust

Date: September 26, 2011